Share-based Compensation Expenses - Summary of Company's Option Activity under 2008 Plan (Details) - 2008 Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of share options
Granted (in shares)		2,342,913
Stock options [Member]
Number of share options
Outstanding as of beginning of the period (in shares)	19,299,717
Granted (in shares)	0
Exercised (in shares)	(523,677)
Forfeited (in shares)	(4,799,433)
Outstanding as of end of the period (in shares)	13,976,607	19,299,717
Vested and expected to vest at end of the period (in shares)	13,905,090
Exercisable at the end of the period (in shares)	13,547,013
Weighted Average Exercise Price
Outstanding as of beginning of the period (in dollars or RMB per share)	$ 1.80
Exercised (in dollars per share)	0.10
Forfeited (in dollars per share)	1.93
Outstanding as of end of the period (in dollars per share)	1.81	$ 1.80
Vested and expected to vest at end of the period (in dollars per share)	1.81
Exercisable at the end of the period (in dollars per shares)	$ 1.82
Weighted Average Remaining Contractual Life
Outstanding as of end of the period	3 years 8 months 26 days	4 years 11 months 1 day
Vested and expected to vest at end of the period	3 years 8 months 19 days
Exercisable at the end of the period	3 years 7 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 8 months 26 days	4 years 11 months 1 day
Aggregate Intrinsic Value
Exercised	$ 1,630
Forfeited	1,440
Outstanding as of end of the period	825,000	$ 2,339,000
Vested and expected to vest at end of the period	825,000
Exercisable	$ 825,000